Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events

42.	Subsequent events
42.1	Water shortage account

On January 13, 2022, Decree 10,939 regulated MP 1,078/2021, which provided for measures to address the financial impacts on the electricity sector arising from the situation of water scarcity and deferrals applied in previous tariff processes, authorizing the contracting of financial operation to face this scenario. On March 15, 2022, Aneel approved a resolution that presents the criteria and procedures for managing the Water Scarcity Account, in which resources will be allocated to cover, in whole or in part, the additional costs temporarily assumed by distribution concessionaires and licensees related to: I – estimate of the balance of the Centralizing Account of Tariff Flag Resources for April 2022; II – costs associated with the Incentive Program for the Voluntary Reduction of Electricity Consumption III; – cost of importing electricity in a decision approved by CREG for the period from July and August 2021; IV – deferrals referred to in § 1-I of art. 13 of Law 10,438/2002; V - fixed revenue for the period from May to December 2022 of the Simplified Competitive Procedure - PCS of 2021. The distributors must declare the amounts of their resources to Aneel within 10 days after the publication of the resolution, and the agency will evaluate and approve the amounts and authorize the CCEE to make the transfers. Upon receipt of the declared amount, Copel DIS will write off the registered sectoral financial asset.